Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,375,000.00
Previously Paid Amount	17,469.65
Total Fee Amount	17,866.69
Total Offset Amount	0.00
Net Fee	$ 397.04